Stock/Equity-Based Compensation - Summary of Stock-Based Compensation Expense (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Stock-based compensation expense	$ 1,072	$ 1,259	$ 2,276	$ 2,666	$ 5,290	$ 2,266
Research and Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Stock-based compensation expense	89	355	190	746	1,352	663
General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Stock-based compensation expense	$ 983	$ 904	$ 2,086	$ 1,920	$ 3,938	$ 1,603